Lease Obligations and Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease Obligations and Commitments [Abstract]
LEASE OBLIGATIONS AND COMMITMENTS

19.    LEASE OBLIGATIONS AND COMMITMENTS

Lease Liabilities

	$
Lease liabilities recognized as of January 1, 2022		367,884
Change in lease liabilities		(239,234)
Lease liabilities recognized as of January 1, 2023		128,560
Change in lease liabilities		(128,560)
Less: current portion		(0)
At September 30, 2023 – non-current portion		0

On August 1, 2015, the Company entered into a cost sharing arrangement agreement for the provision of office space and various administrative services. In May of 2018, the Company extended the cost sharing arrangement to July of 2022 at a monthly fee of CAD $7,000 plus GST per month.

On September 6, 2017, the Company entered into a rental agreement for office space in Los Angeles, California. Under the terms of the agreement the Company paid $17,324 per month commencing on October 1, 2017 until April 30, 2023.

On April 30, 2023, the Company vacated its leased office space in Los Angeles, CA in accordance with the termination of the lease. As of September 30, 2023, the Company operates using a fully remote workforce and does not have any long-term lease agreements for office space or other long-term assets. As such, the remaining right-of-use asset balance is $0.

19.    LEASE OBLIGATIONS AND COMMITMENTS

Lease Liabilities

$
Lease liabilities recognized as of January 1, 2021	641,251
Change in lease liabilities	(211,547)
Foreign exchange adjustment	(61,820)
Lease liabilities recognized as of January 1, 2022	367,884
Change in lease liabilities	(239,324)
Less: current portion	128,560
At December 31, 2022 – non-current portion	—

On August 1, 2015, the Company entered into a cost sharing arrangement agreement for the provision of office space and various administrative services. In May of 2018, the Company extended the cost sharing arrangement to July of 2022 at a monthly fee of CAD $7,000 plus GST per month.

On September 6, 2017, the Company entered into a rental agreement for office space in Los Angeles, California. Under the terms of the agreement the Company will pay $17,324 per month commencing on October 1, 2017 until June 30, 2023.

Future minimum lease payments as of December 31, 2022 are as follows:

Year	Amount
($)
2023	131,576